Consolidated shareholders’ equity - Summary of Currency Translation Differences (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	[1]
Disclosure of classes of share capital [line items]
Attributable to equity holders of Sanofi	€ 63,001	€ 58,934	€ 58,876
Attributable to non-controlling interests	146	174	159
Total equity	63,147	59,108	59,035	€ 58,239
Reserve of exchange differences on translation
Disclosure of classes of share capital [line items]
Attributable to equity holders of Sanofi	(3,386)	632	(167)
Attributable to non-controlling interests	(55)	(36)	(36)
Total equity	€ (3,441)	€ 596	€ (203)

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition.